Investment in Fully Benefit Responsive Contracts	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment in Fully Benefit Responsive Contracts	Investment in Fully Benefit Responsive Contracts
The underlying assets of MIP II are comprised of fixed income securities, including U.S. Treasury and agency bonds, publicly traded investment grade corporate debt, asset-backed securities, and other debt securities, and money market funds. The securities are “wrapped” by synthetic investment contracts that provide liquidity for participant withdrawals by maintaining a constant net asset value. The issuers of the wrap contracts guarantee a minimum rate of return and provide full benefit responsiveness. Wrap contracts are purchased from issuers rated in the top three long-term rating categories (A- or the equivalent and above). The contract value of MIP II is determined by the Trustee and is equal to the sum of all of the benefits owed to participants. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment in MIP II at contract value. At December 31, 2025 and 2024, there were no reserves against the wrap contracts carrying value due to the credit risk of the issuers. The interest crediting rates for MIP II at December 31, 2025 and 2024 were 3.03% and 2.72%, respectively.